Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss per share
14.
Net loss per share

Basic and diluted net loss per share for each of the year presented were calculated as follows. The Group had share options and non-vested restricted share units (Note 13) which could potentially dilute basic earnings per ordinary share in the future. The calculation of diluted net loss per share does not include the effect of share options and non-vested restricted share units shares as the effect of the inclusion was anti-dilutive.

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss	(2,467,937)	(156,250)	(8,229)
Denominator:
Weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share (note)	162,819,410	162,160,835	161,618,799
Net loss per ordinary share basic and diluted	(15.16)	(0.96)	(0.05)

Note: The vested but not exercised share options and RSUs with nominal exercise price were included in the weighted average number of ordinary shares for the purpose of calculating basic loss per ordinary share.

As of December 31, 2022, 2023 and 2024, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	2022	2023	2024
Share Options	16,960,117	13,881,531	12,300,341
Non-vested restricted share units	55,500	30,000	873,333
Total	17,015,617	13,911,531	13,173,674